Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

8. Debt

The carrying value of the Company's total debt was $25.0 million at March 31, 2023. We had no debt outstanding at December 31, 2022.

Granite Ridge Credit Agreement

On October 24, 2022, Granite Ridge entered into a senior secured revolving credit agreement (the “Credit Agreement”) among Granite Ridge, as borrower, Texas Capital Bank, as administrative agent, and the lenders from time to time party thereto. The Credit Agreement has a maturity date of five years from the effective date thereof.

The Credit Agreement provides for aggregate elected commitments of $150.0 million, an initial borrowing base of $325.0 million and an aggregate maximum revolving credit amount of $1.0 billion. The borrowing base is scheduled to be redetermined semiannually on or about April 1 and October 1 of each calendar year, commencing April 1, 2023, and is subject to additional adjustments from time to time, including for asset sales, elimination or reduction of hedge positions and incurrence of other debt. Our spring redetermination is currently in process. Additionally, the borrower and each of the Required Lenders (as defined in the Credit Agreement) may request one unscheduled redetermination of the borrowing base between each scheduled redetermination. The amount of the borrowing base is determined by the lenders in their sole discretion and consistent with the oil and gas lending criteria of the lenders at the time of the relevant redetermination. The amount Granite Ridge is able to borrow under the Credit Agreement is subject to compliance with the financial covenants, satisfaction of various conditions precedent to borrowing, and other provisions of the Credit Agreement.

At March 31, 2023, we had outstanding borrowings of $25.0 million and no outstanding letters of credit under the Credit Agreement, resulting in availability of $125.0 million. The Credit Agreement is guaranteed by the restricted subsidiaries of Granite Ridge and is secured by a first priority mortgage and security interest in substantially all assets of the Company and its restricted subsidiaries.

Borrowings under the Credit Agreement may be base rate loans or secured overnight financing rate (“SOFR”) loans. Interest for base rate loans and SOFR loans is payable at the end of the applicable interest period. SOFR loans bear interest at SOFR plus an applicable margin ranging from 250 to 350 basis points, depending on the percentage of the borrowing base utilized, plus an additional 10, 15 or 20 basis point credit spread adjustment for a one, three or six month interest period, respectively. Base rate loans bear interest at a rate per annum equal to the greatest of: (i) the U.S. prime rate as published by the Wall Street Journal; (ii) the federal funds effective rate plus 50 basis points; and (iii) the adjusted SOFR rate for a one-month interest period plus 100 basis points, plus an applicable margin ranging from 150 to 250 basis points, depending on the percentage of the borrowing base utilized. We also pay a commitment fee on unused elected commitment amounts under its facility of 50 basis points. We may repay any amounts borrowed under the Credit Agreement prior to the maturity date without any premium or penalty.

The Credit Agreement contains certain financial covenants, including the maintenance of the following financial ratios:

(i)	a leverage ratio, which is the ratio of Consolidated Total Debt to EBITDAX (each as defined in the Credit Agreement), subject to certain adjustments, of not greater than 3.00 to 1.00 as of the last day of any fiscal quarter (commencing with the fiscal quarter ending December 31, 2022), and
(ii)	a current ratio (as defined in the Credit Agreement), subject to certain adjustments, of not less than 1.00 to 1.00 as of the last day of any fiscal quarter (commencing with the fiscal quarter ending December 31, 2022).

At March 31, 2023, the Company, was in compliance with all covenants required by the Credit Agreement.

8. Debt

The carrying value of total debt is summarized at December 31, 2022 and 2021 as follows:

	December 31,
(in thousands)	2022	2021
Fund I Facility	$—	$1,100
Fund II Facility	—	20,000
Fund III Facility	—	30,000
Granite Ridge Credit Agreement	—
Total debt	—	51,100
Less: Current portion of outstanding debt	—	(50,000)
Total long-term debt	$—	$1,100

The Funds’ Credit Facilities

The Funds maintained three revolving credit facilities prior to the Business Combination, with an aggregate outstanding balance of $51.1 million as of December 31, 2021. The Funds repaid all amounts outstanding under these credit facilities and terminated these credit facilities on October 24, 2022 in connection with the closing of the Business Combination and Granite Ridge’s entry into a new credit facility.

Granite Ridge Credit Agreement

On October 24, 2022, Granite Ridge entered into a senior secured revolving credit agreement (the “Credit Agreement”) among Granite Ridge, as borrower, Texas Capital Bank, as administrative agent, and the lenders from time to time party thereto. The Credit Agreement has a maturity date of five years from the effective date thereof.

The Credit Agreement provides for aggregate elected commitments of $150.0 million, an initial borrowing base of $325.0 million and an aggregate maximum revolving credit amount of $1.0 billion. The borrowing base is scheduled to be redetermined semiannually on or about April 1 and October 1 of each calendar year, commencing April 1, 2023, and is subject to additional adjustments from time to time, including for asset sales, elimination or reduction of hedge positions and incurrence of other debt. Additionally, the borrower and each of the Required Lenders (as defined in the Credit Agreement) may request one unscheduled redetermination of the borrowing base between each scheduled redetermination. The amount of the borrowing base is determined by the lenders in their sole discretion and consistent with the oil and gas lending criteria of the lenders at the time of the relevant redetermination. The amount Granite Ridge is able to borrow under the Credit Agreement is subject to compliance with the financial covenants, satisfaction of various conditions precedent to borrowing and other provisions of the Credit Agreement. Granite Ridge does not have any borrowings or letters of credit outstanding under the Credit Agreement at December 31, 2022, resulting in availability of $150.0 million. The Credit Agreement is guaranteed by the restricted subsidiaries of Granite Ridge and is secured by a first priority mortgage and security interest in substantially all assets of the Company and its restricted subsidiaries.

Borrowings under the Credit Agreement may be base rate loans or secured overnight financing rate (“SOFR”) loans. Interest is payable quarterly for base rate loans and at the end of the applicable interest period for SOFR loans. SOFR loans bear interest at SOFR plus an applicable margin ranging from 250 to 350 basis points, depending on the percentage of the borrowing base utilized, plus an additional 10, 15 or 20 basis point credit spread adjustment for a one, three or six month interest period, respectively. Base rate loans bear interest at a rate per annum equal to the greatest of: (i) the U.S. prime rate as published by the Wall Street Journal; (ii) the federal funds effective rate plus 50 basis points; and (iii) the adjusted SOFR rate for a one-month interest period plus 100 basis points, plus an applicable margin ranging from 150 to 250 basis points, depending on the percentage of the borrowing base utilized. We also pay a commitment fee on unused elected commitment amounts under its facility of 50 basis points. We may repay any amounts borrowed under the Credit Agreement prior to the maturity date without any premium or penalty.

The Credit Agreement contains certain financial covenants, including the maintenance of the following financial ratios:

●	a leverage ratio, which is the ratio of Consolidated Total Debt to EBITDAX (each as defined in the Credit Agreement), subject to certain adjustments, of not greater than 3.00 to 1.00 as of the last day of any fiscal quarter (commencing with the fiscal quarter ending December 31, 2022), and
●	a current ratio (as defined in the Credit Agreement), subject to certain adjustments, of not less than 1.00 to 1.00 as of the last day of any fiscal quarter (commencing with the fiscal quarter ending December 31, 2022).

At December 31, 2022, the Company, was in compliance with all covenants required by the Credit Agreement.